SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On January 30, 2025, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per LP Unit, payable on March 31, 2025 to unitholders of record as at the close of business on February 28, 2025.
(b)Sale of shuttle tanker operation at offshore oil services
On January 16, 2025, the partnership’s offshore oil services completed the sale of its shuttle tanker operation for consideration of approximately $484 million. As at December 31, 2024, the shuttle tanker operation at the partnership’s offshore oil services had met the criteria to be presented as a disposal group held for sale in the consolidated statements of financial position.
(c)Acquisition of Chemelex
On January 30, 2025, the partnership, together with institutional partners, completed the acquisition of Chemelex, a leading manufacturer of electric heat tracing systems, through a carve-out from a larger industrial company for a total consideration of approximately $1.7 billion. The investment was funded with approximately $830 million of equity and $860 million of subsidiary debt financing. The partnership expects its economic interest to be approximately 25%.
Due to the recent closing of the acquisition, the complete valuation and initial purchase price accounting for the business combination are not available as at the date of release of these consolidated financial statements. As a result, the partnership has not provided amounts recognized as at the acquisition date for certain major classes of assets acquired and liabilities assumed.
(d)Advanced energy storage operation
In January 2025, the partnership’s advanced energy storage operation raised $5 billion of new first lien debt, non-recourse to the partnership. Of this total, $4.5 billion of the proceeds were not required in the business and were therefore used to fund a special distribution to owners, of which the partnership’s share was approximately $1.2 billion.